Exploration Expenditures - Schedule of Exploration Expenditures by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	$ 61,507	$ 30,953
Ecuador [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	59,547	29,365
Chile [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	86	306
Mexico [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	162	176
Peru And Other [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	$ 1,712	$ 1,106